Other Information (Schedule Of Other Current Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Information [Abstract]
Interest rate swap - current portion	$ 0	$ 76,939
Redeemable noncontrolling interest	0	60,950
Total other current liabilities	$ 0	$ 137,889